Average Annual Total Returns - Class H - Europe 1.25x Strategy Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 1 Year	STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 5 Years	STOXX Europe 50® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.34%	4.90%	3.16%	(1.66%)	3.65%	2.49%	0.18%	3.21%	2.15%	2.19%	5.79%	4.30%